Issued Capital and Reserves (Details) - USD ($)					1 Months Ended	12 Months Ended
	Nov. 29, 2023	Nov. 10, 2023	Oct. 10, 2023	Feb. 03, 2022	Nov. 20, 2023	Dec. 31, 2023	Oct. 25, 2023	Mar. 07, 2022	Feb. 18, 2022	Feb. 08, 2022
Issued Capital and Reserves [Line Items]
Issuance of reverse recapitalization						7,768,964
Shares issued							143,500	75,000	100,000	400,000
Warrants shares						10,947,800
Exercise price per share issued (in Dollars per share)						$ 12
Exercise price per share outstanding (in Dollars per share)						$ 12
Warrants purchase						500,000
Private warrants						575,000
Issuance of cashless basis						236,687
Employees long term incentive plan		555,487			555,487
Class B Preferred Shares [Member]
Issued Capital and Reserves [Line Items]
Converted shares issued				96,483
Anghami Inc. [Member]
Issued Capital and Reserves [Line Items]
Shares issued						197.3057
MEVP [Member]
Issued Capital and Reserves [Line Items]
Funds amount (in Dollars)				$ 650,000
Interest rates				9.00%
Alkonost Investment Ltd. [Member]
Issued Capital and Reserves [Line Items]
Converted shares issued				693,332
Funds amount (in Dollars)				$ 5,000,000
MBC FZ LLC [Member]
Issued Capital and Reserves [Line Items]
Shares issued			950,000
Payment of marketing (in Dollars)			$ 2,850,000
Saudi Research Media Group [Member]
Issued Capital and Reserves [Line Items]
Shares issued	2,055,000
Interest rates	11.00%
Converting loan (in Dollars)	$ 5,000,000
Interest earned (in Dollars)	$ 137,000
Ordinary shares [member]
Issued Capital and Reserves [Line Items]
Exercise price per share issued (in Dollars per share)						$ 11.5
Exercise price per share outstanding (in Dollars per share)						$ 11.5
Class B Preferred Shares [Member] | Alkonost Investment Ltd. [Member]
Issued Capital and Reserves [Line Items]
Interest rates				12.00%
Warrants [Member]
Issued Capital and Reserves [Line Items]
Shares issued						25,768,967		24,393	58,448	153,846
Shares outstanding						25,768,967